Exploration and Evaluation Assets (Details) - Schedule of exploration and evaluation assets - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Schedule of exploration and evaluation assets [Abstract]
Balance beginning of the period	$ 5,730,224	$ 5,396,879
Exploration and evaluation expenditures	439,491	333,345
Balance end of the period	$ 6,169,715	$ 5,730,224